Environmental Obligations - Environmental Reserve Rollforward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accrual for Environmental Loss Contingencies [Roll Forward]
Total environmental reserves, net of recoveries, beginning balance	$ 6.9	$ 6.4
Change in reserves	0.1	0.9
Cash payments	(0.3)	(0.4)
Total environmental reserves, net of recoveries, ending balance	$ 6.7	$ 6.9